Loans, net - Summary of loans receivables (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Summary of loans receivables [line Items]
Direct loans	S/ 46,520,382	S/ 45,502,998	S/ 43,005,583
Loans And Receivables Adjustments [Abstract]
Accrued interest from performing loans	657,355	527,615
Unearned interest and interest collected in advance	(36,706)	(22,112)
Impairment allowance for loans	(2,349,425)	(2,027,855)	S/ (2,064,917)
Indirect loans	4,743,480	4,487,347
Past due and under legal collection loans [member]
Summary of loans receivables [line Items]
Direct loans	48,249,158	47,025,350
Gross carrying amount [member]
Summary of loans receivables [line Items]
Direct loans	46,597,007	45,659,378
Gross carrying amount [member] | Loans [Member]
Summary of loans receivables [line Items]
Direct loans	35,789,130	35,977,734
Gross carrying amount [member] | Credit cards [member]
Summary of loans receivables [line Items]
Direct loans	6,023,769	6,239,314
Gross carrying amount [member] | Discounted notes [member]
Summary of loans receivables [line Items]
Direct loans	1,567,411	894,588
Gross carrying amount [member] | Leasing [member]
Summary of loans receivables [line Items]
Direct loans	1,495,290	1,174,542
Gross carrying amount [member] | Factoring [member]
Summary of loans receivables [line Items]
Direct loans	1,244,795	1,011,496
Gross carrying amount [member] | Advances and overdrafts [member]
Summary of loans receivables [line Items]
Direct loans	14,617	38,763
Gross carrying amount [member] | Refinanced loans [member]
Summary of loans receivables [line Items]
Direct loans	461,995	322,941
Gross carrying amount [member] | Past due and under legal collection loans [member]
Summary of loans receivables [line Items]
Direct loans	S/ 1,652,151	S/ 1,365,972